UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22723

Bluepoint Investment Series Trust
(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor
New York, NY 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 9th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 716-6840

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

BLUEPOINT TRUST
350 Madison Avenue, 9th Floor
New York, New York 10017

May 26, 2016

Re:  Bluepoint Trust (the “Fund”) – Semi-Annual Report to Shareholders

Dear Investor:

Please find enclosed the Fund’s Semi-Annual Report to Shareholders.

Please note that a copy of the Fund’s prospectus may be obtained by contacting your financial advisor.

We appreciate your continued investment and look forward to a long mutually beneficial relationship.

Very truly yours,

BLUEPOINT TRUST

Bluepoint Trust

Financial Statements
(Unaudited)

For the Six Months Ended March 31, 2016

Bluepoint Trust

Financial Statements
(Unaudited)

For the Six Months Ended
March 31, 2016

BLUEPOINT TRUST
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
Class I Shares*

March 31, 2016
Assets
Investments in securities, at fair value (cost $3,054,232)	$3,591,552
Purchased options, at fair value (cost $3,357)	1,702
Cash and cash equivalents (including Japanese Yen of $11,518, with a cost of $11,432)	1,920,092
Due from broker (including Hong Kong Dollars of $16,976, with a cost of $16,984 and Japanese Yen of $4,145, with a cost of $4,052)	228,088
Dividends receivable	3,280
Receivable for investment securities sold	1,428
Interest receivable	1,200

Total assets	5,747,342

Liabilities
Securities sold, not yet purchased, at fair value (proceeds $610,653)	674,439
Due to custodian (including Hong Kong Dollars of $67,550, with a cost of $67,364)	67,550
Net unrealized depreciation on total return swaps	25,681
Forward currency contracts at fair value	7,189
Line of credit	850,000
Professional fees payable	13,709
Payable for investment securities purchased	10,111
Administration fees payable	9,115
Management fees payable	5,070
Stock loan fee payable	1,540
Dividends payable on securities sold, not yet purchased	868
Accrued expenses	12,723
Other liabilities	16

Total liabilities	1,678,011

Net Assets	$4,069,331

Commitments and contingencies
Net assets
Represented by:
Shares of beneficial interest—$0.001 par value; unlimited shares authorized; 374,503 shares issued and outstanding	$3,811,527
Accumulated net investment gain/(loss)	(229,444)
Accumulated net realized gain/(loss) of investment transactions, foreign currency transactions and total return swaps	48,359
Net unrealized gain/(loss) of investments, foreign currency and total return swaps	438,889

Net Assets	$4,069,331

Class I Net asset value per share	$10.87

*	Class I Shares are currently the only shares issued.

The accompanying notes are an integral part of these financial statements.

BLUEPOINT TRUST
SCHEDULE OF INVESTMENTS (Unaudited)

Shares		March 31, 2016 Fair Value
	Investments in Securities—88.26%
	Common Stocks—88.26%
	China—12.76%
	E-Commerce / Products–2.52%
1,300	Alibaba Group Holding Ltd ADR* (a)	$102,739

	E-Commerce / Services—1.96%
1,800	Ctrip.com International Ltd ADR*	79,668

	Entertainment Software—1.10%
311	NetEase Inc ADR	44,653

	Internet Application Software—2.11%
4,200	Tencent Holdings Ltd	85,770

	Web Portals / ISP—5.07%
1,080	Baidu Inc ADR * (a)	206,151

	Total China (cost $526,535)	$518,981

	Hong Kong—3.70%
	Alternative Waste Technology—3.70%
135,000	China Everbright International Ltd	150,724

	Total Hong Kong (cost $114,565)	$150,724

	Japan—6.68%
	Audio / Video Products—2.09%
3,300	Sony Corp ADR	84,940

	Chemicals–Diversified—2.08%
4,700	Hitachi Chemical Co Ltd	84,679

	E-Commerce / Products—0.09%
372	Rakuten Inc	3,593

	Electric Products–Miscellaneous—1.31%
1,140	Mabuchi Motor Co Ltd	53,148

	Finance–Other Services—0.62%
1,658	Japan Exchange Group Inc	25,432

	Metal Products–Distribution—0.49%
1,400	MISUMI Group Inc	20,067

	Total Japan (cost $278,004)	$271,859

	United States—65.12%
	Applications Software–1.98%
1,460	Microsoft Corp	80,636

	Commercial Services–Finance—8.28%
900	FleetCor Technologies Inc *	133,875
2,150	MasterCard Inc, Class A (a)	203,175

		337,050

	Computer Software—2.65%
1,700	SS&C Technologies Holdings Inc	107,814

The accompanying notes are an integral part of these financial statements.

BLUEPOINT TRUST
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2016 Fair Value
	Common Stocks (continued)
	United States (continued)
	Electronic Design Automation—8.43%
7,700	Cadence Design Systems Inc *	$181,566
3,330	Synopsys Inc * (a)	161,305

		342,871

	Entertainment Software—2.81%
3,380	Activision Blizzard Inc (a)	114,379

	Finance–Credit Card—2.78%
1,480	Visa Inc, Class A	113,190

	Finance–Other Services—5.42%
900	CME Group Inc	86,445
570	Intercontinental Exchange Inc	134,030

		220,475

	Internet Content–Entertainment—3.93%
1,400	Facebook Inc, Class A *.	159,740

	Investment Management / Advisory Services—1.48%
370	Affiliated Managers Group Inc * (a)	60,088

	Medical–Biomedical / Genetics—5.54%
650	Alexion Pharmaceuticals Inc * (a)	90,493
1,350	Celgene Corp *	135,122

		225,615

	Medical–Wholesale Drug Distribution—3.74%
1,760	AmerisourceBergen Corp (a)	152,328

	Retail–Building Products—1.30%
700	Lowe’s Cos Inc	53,025

	Retail–Discount—9.21%
600	Costco Wholesale Corp (a)	94,548
1,110	Dollar General Corp	95,016
2,245	Dollar Tree Inc *	185,123

		374,687

	Semiconductor Equipment—7.57%
2,700	Applied Materials Inc	57,186
1,830	Lam Research Corp	151,158
4,620	Teradyne Inc	99,746

		308,090

	Total United States (cost $2,135,128)	$2,649,988

	Total Common Stock (cost $3,054,232)	$3,591,552

	Total Investments in Securities (cost $3,054,232)†	$3,591,552

The accompanying notes are an integral part of these financial statements.

BLUEPOINT TRUST
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

March 31, 2016 Fair Value
Other Assets in Excess of Liabilities—11.74%**	$477,779

Net Assets—100.00%	$4,069,331

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**	Includes $1,908,574 invested in a BNY Mellon Money Market Account, which is 46.90% of net assets and foreign currency with a U.S. Dollar Value of $11,518, which is 0.28% of net assets.

ADR	American Depositary Receipt

†	Aggregate cost for federal income tax purposes is $3,213,562. The aggregate gross unrealized gain/(loss) for federal income tax purposes for all portfolio investments is as follows:

Excess of value of cost	$639,808
Excess of cost of value	(106,258)

$533,550

The accompanying notes are an integral part of these financial statements.

BLUEPOINT TRUST
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities – By Industry	March 31, 2016 Percentage of Net Assets (%)
Alternative Waste Technology	3.70
Application Software	1.98
Audio / Video Products	2.09
Chemicals – Diversified	2.08
Commercial Services – Finance	8.28
Computers Software	2.65
E-Commerce / Products	2.61
E-Commerce / Services	1.96
Electric Products – Miscellaneous	1.31
Electronic Design Automation	8.43
Entertainment Software	3.91
Finance – Credit Card	2.78
Finance – Other Services	6.04
Internet Application Software	2.11
Internet Content – Entertainment	3.93
Investment Management / Advisory Services	1.48
Medical – Biomedical / Genetics	5.54
Medical – Wholesale Drug Distribution	3.74
Metal Products – Distribution	0.49
Retail – Building Products	1.30
Retail – Discount	9.21
Semiconductor Equipment	7.57
Web Portals / ISP	5.07
Total Investments in Securities	88.26%

The accompanying notes are an integral part of these financial statements.

BLUEPOINT TRUST
SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Contracts		March 31, 2016 Fair Value
	Purchased Options—0.04%
	Call Options—0.04%
	United States—0.04%
	Foreign Exchange—0.04%
143,374	USD / CNH, 06/30/2017, $7.50	$1,702

	Total United States (cost $3,357)	$1,702

	Total Call Options (cost $3,357)	$1,702

	Total Purchased Options (cost $3,357)	$1,702

The accompanying notes are an integral part of these financial statements.

BLUEPOINT TRUST
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

Purchased Options – By Industry	March 31, 2016 Percentage of Net Assets (%)
Foreign Exchange	0.04

Total Purchased Options	0.04%

The accompanying notes are an integral part of these financial statements.

BLUEPOINT TRUST
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		March 31, 2016 Fair Value
	Securities Sold, Not Yet Purchased—16.57%
	Common Stock—16.57%
	France—0.39%
	Retail–Major Department Stores—0.39%
90	Kering	$16,112

	Total France (proceeds $14,250)	$16,112

	Japan—1.61%
	Office Automation & Equipment—1.61%
2,200	Canon Inc	65,670

	Total Japan (proceeds $73,330)	$65,670

	Netherlands—1.73%
	Semiconductor Equipment—1.73%
700	ASML Holding NV	70,273

	Total Netherlands (proceeds $60,111)	$70,273

	United States—12.84%
	Diversified Manufacturing Operations—1.48%
1,900	General Electric Co	60,401

	Electric–Integrated—5.70%
1,200	Consolidated Edison Inc	91,944
620	Duke Energy Corp	50,022
700	Public Service Enterprise Group Inc	32,998
1,100	Southern Co	56,903

		231,867

	Industrial Automation / Robotics—1.59%
570	Rockwell Automation Inc	64,837

	Motorcycle / Motor Scooter—1.39%
1,100	Harley–Davidson Inc	56,463

	Networking Products—1.34%
1,910	Cisco Systems Inc	54,378

	REITS–Apartments—0.83%
400	Camden Property Trust	33,636

	REITS–Health Care—0.51%
300	Welltower Inc	20,802

	Total United States (proceeds $462,962)	$522,384

	Total Common Stock (proceeds $610,653)	$674,439

	Total Securities Sold, Not Yet Purchased (proceeds $610,653)	$674,439

The accompanying notes are an integral part of these financial statements.

BLUEPOINT TRUST
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased – By Industry	March 31, 2016 Percentage of Net Assets (%)
Diversified Manufacturing Operations	1.48
Electric – Integrated	5.70
Industrial Automation / Robotics	1.59
Motorcycle / Motor Scooter	1.39
Networking Products	1.34
Office Automation & Equipment	1.61
REITS – Apartments	0.83
REITS – Health Care	0.51
Retail – Major Department Stores	0.39
Semiconductor Equipment	1.73

Total Securities Sold, Not Yet Purchased	16.57%

The accompanying notes are an integral part of these financial statements.

BLUEPOINT TRUST
SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount	Maturity Date		March 31, 2016 Unrealized Gain/(Loss)
	Swap Contracts—(0.63%)
	Total Return Swap Contracts—(0.63%)
	Electric–Integrated—(0.07%)
$(45,592)	12/15/2017	Tokyo Electric Power Co	$(2,605)

Agreement with Morgan Stanley, dated 12/15/2015 to deliver the total return of the shares of Tokyo Electric Power Co in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate plus 0.40%.

	Food–Retail—0.12%
(34,842)	12/21/2018	Tesco PLC	1,730
		Agreement with Morgan Stanley, dated 12/20/2013 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate plus 0.40%.
(38,041)	7/17/2017	Wesfarmers Ltd	(3,444)

Agreement with Morgan Stanley, dated 07/17/2015 to deliver the total return of the shares of Wesfarmers Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate plus 0.40%.

(67,846)	7/17/2017	Woolworths Ltd	6,508

Agreement with Morgan Stanley, dated 07/17/2015 to deliver the total return of the shares of Woolworths Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate plus 0.40%.

			4,794

	Hotels and Motels—(0.09%)
21,785	12/21/2018	Whitbread PLC	(3,834)

		Agreement with Morgan Stanley, dated 12/20/2013 to receive the total return of the shares of Whitbread PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.
	Photo Equipment & Supplies—0.03%
(10,038)	12/15/2017	Konica Minolta Holdings Inc	1,139

Agreement with Morgan Stanley, dated 12/15/2015 to deliver the total return of the shares of Konica Minolta Holdings in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate plus 0.40%.

	Retail–Discount—(1.36%)
1,847	12/21/2018	B&M European Value Retail SA	(125)

Agreement with Morgan Stanley, dated 12/20/2013 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

101,990	12/21/2018	Poundland Group PLC	(55,024)

Agreement with Morgan Stanley, dated 12/20/2013 to receive the total return of the shares of Poundland Group PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

			(55,149)

The accompanying notes are an integral part of these financial statements.

BLUEPOINT TRUST
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2016 Unrealized Gain/(Loss)
	Total Return Swap Contracts—(continued)
	Retail–Jewelry—0.33%
$(76,726)	8/14/2017	Cie Financiere Richemont SA	$8,910

Agreement with Morgan Stanley, dated 08/12/2015 to deliver the total return of the shares of Cie Financiere Richemont SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate plus 0.40%.

(53,321)	8/14/2017	Swatch Group AG	4,442

Agreement with Morgan Stanley, dated 08/12/2015 to deliver the total return of the shares of Swatch Group AG in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate plus 0.40%.

			13,352

	Semiconductor Components—Integrated Circuits—(0.49%)
75,782	2/2/2018	QUALCOMM Inc	(19,904)

		Agreement with Morgan Stanley, dated 02/01/2013 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%.
	Web Portals / ISP—0.90%
153,386	2/2/2018	Alphabet Inc, Class A	36,526

Agreement with Morgan Stanley, dated 02/01/2013 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total Swap Contracts		$(25,681)

The accompanying notes are an integral part of these financial statements.

BLUEPOINT TRUST
SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts – By Industry	March 31, 2016 Percentage of Net Assets (%)
Electric – Intergrated	(0.07)
Food – Retail	0.12
Hotels and Motels	(0.09)
Photo Equipment & Supplies	0.03
Retail – Discount	(1.36)
Retail – Jewelry	0.33
Semiconductor Components – Integrated Circuits	(0.49)
Web Portals / IS	0.90

Total Swap Contracts	(0.63)

The accompanying notes are an integral part of these financial statements.

BLUEPOINT TRUST
SCHEDULE OF FORWARD CURRENCY CONTRACTS (Unaudited)

Counterparty	Settlement Date	Currency Sold	Contracts	Currency Bought	Contracts	March 31, 2016 Gain/(Loss)
Forward Currency Contracts—0.02%
Morgan Stanley & Co., Inc.	4/11/2016	CNH	(150,563)	USD	143,374	$(7,189)

Total Forward Currency Contracts						$(7,189)

The accompanying notes are an integral part of these financial statements.

BLUEPOINT TRUST
SCHEDULE OF FORWARD CURRENCY CONTRACTS (Unaudited) (concluded)

Forward Currency Contracts – By Industry	March 31, 2016 Percentage of Net Assets (%)
Foreign Exchange	0.02

Total Forward Currency Contracts	0.02%

The accompanying notes are an integral part of these financial statements.

BLUEPOINT TRUST
STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended March 31, 2016
Investment Income
Dividends (net of foreign withholding tax of $472)	$22,832
Interest	3,703

Total investment income	26,535

Expenses
Professional fees	98,749
Administration fees	67,133
Registration fees	38,500
Management fees	29,316
Custody fees	18,200
Dividends on securities sold, not yet purchased	11,510
Trustees’ fees	10,000
Stock loan fees	7,637
Interest expense	7,206
Miscellaneous expense	2,911

Total expenses	291,162

Expenses waived by the Adviser	(219,568)

Net expenses	71,594

Net investment loss	(45,059)

Realized and unrealized gain/(loss) from investment activities, foreign currency transactions, forward currency contracts, total return swaps and purchased options
Realized gain/(loss) from investment activities, foreign currency transactions and total return swaps
Investment securities	88,073
Securities sold, not yet purchased	(48,379)
Foreign currency transactions	3,137
Total return swaps	(29,182)

Net realized gain/(loss) from investment activities, foreign currency transactions and total return swaps	13,649

Net change in unrealized gain/(loss) from investment activities, foreign currency transactions, forward currency contracts, total return swaps and purchased options
Investment securities	93,804
Securities sold, not yet purchased	(73,700)
Purchased options	(1,654)
Foreign currency transactions	(262)
Forward currency contracts	(7,189)
Total return swaps	2,730

Net change in unrealized gain/(loss) from investment activities, foreign currency transactions, forward currency contracts, total return swaps and purchased options	13,729

Net realized and unrealized gain/(loss) from investment activities, foreign currency transactions, forward currency contracts, total return swaps and purchased options	27,378

Net decrease in net assets resulting from operations	$(17,681)

The accompanying notes are an integral part of these financial statements.

BLUEPOINT TRUST
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
From operations:

Net investment loss	$(45,059)	$(94,726)
Net realized gain/(loss) from investment activities, foreign currency transactions and total return swaps	13,649	1,480
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions, total return swaps and purchased options	13,729	(85,781)

Net increase/(decrease) in net assets resulting from operations	(17,681)	(179,027)

Distributions to shareholders:
From net realized gain ($0.00408 and $0.3164 per share, respectively)	(1,334)	(100,420)

Net decrease in net assets resulting from distributions to shareholders	(1,334)	(100,420)

From transactions in shares:

Net proceeds from sale of shares	1,250,000	800,000
Reinvestment of distributions	1,334	100,420
Cost of shares repurchased	(744,772)	(788,650)

Net change in net assets from transactions in shares	506,562	111,770

Net change in net assets	487,547	(167,677)

Net assets at beginning of period	3,581,784	3,749,461

Net assets at end of period	$4,069,331	$3,581,784

Accumulated Undistributed Net Investment Loss	$(229,444)	$(184,385)

The accompanying notes are an integral part of these financial statements.

BLUEPOINT TRUST
STATEMENT OF CASH FLOWS (Unaudited)

For the Six Months Ended March 31, 2016
Cash flows from operating activities
Net decrease in net assets resulting from operations	$(17,681)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of investments	2,749,908
Purchases of investments	(1,193,180)
Proceeds from securities sold short, not yet purchased	1,103,043
Cover of securities sold short, not yet purchased	(1,190,203)
Purchases of purchased options	(3,357)
Proceeds from swap contracts*	(29,182)
Net payments from foreign currency transactions	3,137
Net realized gain from investment activities, foreign currency transactions, and swap contracts	(13,649)
Net unrealized gain/(loss) of investments, foreign currency, total return swaps and purchased options	(13,729)
Net change in unrealized appreciation on foreign currency transactions	(262)
Changes in assets and liabilities related to operations:
Decrease in due from broker	37,964
Decrease in receivable for investment securities sold	5,904
Increase in dividends receivable	(1,045)
Increase in interest receivable	(323)
Decrease in other assets	85
Increase in payable for investment securities purchased	6,971
Decrease in due to custodian	(49,970)
Increase in professional fees payable	3,811
Increase in management fees payable	384
Increase in administration fees payable	4,968
Decrease in dividends payable on securities sold, not yet purchased	(1,007)
Increase in stock loan fee payable	420
Increase in other accrued expenses	5,372
Increase in other liabilities	16

Net cash provided by operating activities	1,408,395

Cash flows from financing activities
Net proceeds from sale of shares	1,250,000
Cost of shares repurchased	(744,772)

Net cash provided by financing activities	505,228

Net change in cash and cash equivalents	1,913,623
Cash and cash equivalents at beginning of period	6,469

Cash and cash equivalents at end of period	$1,920,092

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	$6,217

Supplemental Disclosure of Non-Cash Financing Activities
Reinvestment of distributions	$1,334

*

Proceeds from swap contracts reflects net proceeds received by the Fund from swap activity. Note 7 titled “Securities Transaction” in the section of the Financial Statements titled “Notes to Financial Statements” reflects the volume of swap activity.

The accompanying notes are an integral part of these financial statements.

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited)

1. Organization

Bluepoint Trust (the “Fund”), a series of Bluepoint Investment Series Trust, a Delaware Statutory Trust (the “Trust”), was formed on July 6, 2012 and has unlimited authorized capital of shares of beneficial interest (“Shares”), par value $0.001 per Share. The Fund commenced operations on February 1, 2013. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is commonly known as a “mutual fund.” SilverBay Capital Management LLC (the “Adviser”) serves as the investment adviser of the Fund. The Adviser is controlled by its sole member, Alkeon Capital Management, LLC (“Alkeon”). Each of the Adviser and Alkeon is registered with the SEC as an investment adviser. As of March 31, 2016, Alkeon and Alkeon Capital Advisers, LLC are the lone and controlling shareholders of the Fund.

The Fund’s investment objective is to seek capital appreciation. The Fund pursues this objective by investing its assets primarily in equity securities of U.S. and foreign companies that the Adviser believes are well positioned to benefit from demand for their products or services, including companies that can innovate or grow rapidly relative to their peers in their markets. The Fund may use derivatives, consisting of total return swaps, to achieve indirect investment exposure to a security or market. The Fund may also use these instruments to seek to increase returns by increasing exposures to particular securities or markets (i.e., leverage). This may be considered a speculative investment practice. Total return swaps may also be used for hedging purposes. The Fund does not anticipate committing more than 30% of its total assets to investments in derivative instruments. For this purpose, “committing” refers to the posting of collateral required by a counterparty to cover the positions, and any profit or loss thereon. Although not expected to be an integral part of the Fund’s principal investment strategies, the Fund, from time to time, may enter into short sale transactions involving U.S. and foreign securities in an effort to enhance returns and for speculative investment purposes. It is expected that at no time will more than 50% of the Fund’s total assets (measured at the time of entering into a position) be represented by short sales.

The Fund offers multiple classes of shares. The Fund offers Class A, Class C, Class I and Class W Shares. All Share classes have identical voting, dividend and liquidation rights. Aggregate cumulative appreciation or depreciation, with the exception of distribution and service (12b-1) fees, are allocated pro rata between Class A, C, I and W Shares based on the net asset value of each Share class as compared to the Fund’s net asset value overall on a monthly basis. Class I Shares are currently the only Shares with any assets. Class A and Class C Shares are eligible to be offered to the general public for investment, primarily through authorized securities brokers and other financial intermediaries. Class A Shares are subject to a maximum sales load of 5.75% based on the initial investment amount, and they are the only class of Shares of the Fund that are subject to such a charge. Class C Shares, which are not subject to any sales charges at the time of purchase, are subject to a contingent deferred sales charge (“CDSC”) of 1.00% for Shares sold within 12 months of purchase. The CDSC, which applies only to Class C Shares, is assessed on an amount equal to the lesser of the then market value of the Shares or the historical cost of the Shares (which is the amount actually paid for the Shares at the time of original purchase) being redeemed. Class I Shares are offered primarily for investors who are able to make a significant minimum initial investment. Class I Shares may also be offered for investments by personnel of the Adviser and its affiliates, and members of their immediate families, and as may be determined by the board of trustees of the Trust (the “Board”). Class W Shares are eligible to be primarily offered for qualified retirement plans and investors who are clients of investment advisors, consultants, broker dealers and other financial intermediaries who: (a) charge such clients fees for advisory, investment, consulting or similar services or (b) have entered into an agreement with Breakwater Group Distribution Services, LLC (formerly known as Breakwater Group, LLC) (the “Distributor”) to offer Class W Shares. As of March 31, 2016, Class I Shares are the only share class issued.

The Board has overall responsibility for the management and supervision of the operations of the Fund. The Board has delegated responsibility for management of the Fund’s day-to-day operations to the Adviser. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as

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NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

1. Organization (continued)

are customarily exercised by the board of directors of a registered investment company organized as a corporation. The persons comprising the Board (the “Trustees”) are not required to invest in the Fund or to own Shares. A majority of the Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires the Adviser to make estimates and assumptions in determining the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Adviser believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

The Fund qualifies as an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services—Investment Companies and, therefore, is applying the specialized accounting and reporting guidance in FASB ASC Topic 946.

The following is a summary of the significant accounting policies of the Fund:

a. Revenue Recognition

Securities transactions, including related revenue and expenses, are recorded on a trade date basis. Effective October 1, 2015, the Fund employs the specific identification method. Prior to that date, the Fund utilized the minimum tax basis cost method. Dividends are recorded on the ex-dividend date, net of foreign withholding tax. Interest income and expense are recorded on the accrual basis.

The Fund amortizes premium and accretes discount on bonds using the effective yield method.

b. Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the NYSE in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

Domestic exchange traded equity securities (other than options) other than those that trade on NASDAQ are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities sold short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. (EST) adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold short) as reported by that exchange.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above.

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NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser under the supervision of the Board in accordance with authoritative guidance.

Debt securities (other than convertible securities) are valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service.

If in the view of the Adviser, the bid price of an option or debt security (or ask price in the case of any such security sold short) does not fairly reflect the market value of the security, the security may be valued at fair value in good faith pursuant to procedures adopted by the Board.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value, taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board.

The Fund follows authoritative guidance for fair value measurement. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the six months ended March 31, 2016.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

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NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of March 31, 2016.

	Level 1	Level 2	Level 3	Balance March 31, 2016
Assets
Common Stock	$3,591,552	$—	$—	$3,591,552
Purchased Option	—	1,702	—	1,702

Total Assets	$3,591,552	$1,702	$—	$3,593,254

Liabilities
Common Stock	$674,439	$—	$—	$674,439
Forward Currency Contracts	—	7,189	—	7,189
Total Return Swaps	—	25,681	—	25,681

Total Liabilities	$674,439	$32,870	$—	$707,309

c. Cash and Cash Equivalents

The Fund considers all financial instruments that mature within three months of the date of purchase as cash equivalents. Amounts may at times exceed federally insured limits.

d. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with authoritative guidance. To the extent these differences are permanent, such amounts are reclassified within the capital account based on their federal tax basis treatment; temporary differences do not require such reclassification.

e. Income Taxes

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended (the “Code”). To qualify as a regulated investment company, the Fund must comply with certain requirements relating to, among other things, the sources of its income and diversification of its assets. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain, but not net capital gain, which is the excess of net long-term capital gain over net short-term capital loss) and meets certain other requirements, it will not be required to pay federal income taxes on any income it distributes to shareholders. The Fund intends to distribute at least the minimum amount necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gain distributed to shareholders.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date. At March 31, 2016, the Fund had no deferred tax liability.

It is the Fund’s policy to meet the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

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NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

f. Due to/from Broker and Custodian

Due to/from broker consists of U.S. dollar cash balances held at the Fund’s prime broker (Morgan Stanley & Co., Inc.). The amount due from broker primarily represents receivables for funds held by the broker which result from proceeds of short sales and cash proceeds from the unwind of swap positions. It is the Fund’s policy to monitor the credit standing of the broker and other financial institutions with which it conducts business. Due to custodian consists of U.S. dollar debit cash balances held at the Fund’s custodian (The Bank of New York Mellon).

At March 31, 2016, the Fund held no collateral balances.

3. Management Fee

Under the terms of an Investment Advisory Agreement, the Adviser serves as the investment adviser to the Fund, subject to the supervision of the Board of Trustees, and will be responsible for the day-to-day investment management of the Fund. In consideration of management services provided by the Adviser and for services provided by the Adviser or an affiliate for certain administrative services, the Fund pays the Adviser a monthly management fee computed at the annual rate of 1.50% of the Fund’s average daily net assets (the “Management Fee”), which is due and payable in arrears within five business days after the end of each month. This fee is accrued daily as an expense to be paid out of the Fund’s assets and has the effect of reducing the net asset value of the Fund. For the six months ended March 31, 2016, Management Fees totaled $29,316, of which $5,070 remained payable to the Adviser at the end of the reporting period and is included on the Statement of Assets and Liabilities.

4. Distribution Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan which allows the Fund to pay distribution and service fees for the sale and distribution, or services to shareholders, of Class A, Class C and Class W Shares of the Fund. Distribution fees are paid on an ongoing basis out of the Fund’s assets attributable to the Shares, these fees will increase the cost of your investment over time. Class A Shares will pay distribution and service fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. Class C Shareholders will pay distribution and service fees at an annual rate not to exceed 1.00% of the average daily net assets of the Fund. Class W Shareholders will pay distribution and service fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. There were no distribution fees paid by the Fund during the six months ended March 31, 2016.

5. Administration Fee, Related Party Transactions and Other

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Fund’s administrator and provides various administration, fund accounting, investor accounting and taxation services to the Fund. BNY Mellon also provides transfer agency services to the Fund. In consideration of the administration and accounting services, the Fund pays BNY Mellon a monthly asset-based fee that includes the regulatory administration fee. The Fund also reimburses BNY Mellon for certain out-of-pocket expenses.

The Bank of New York Mellon (the “Custodian”) serves as the primary custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies), approved by the Board in accordance with the requirements set forth in Section 17(f) of the 1940 Act and the rules adopted thereunder. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of a custodian.

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NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

5. Administration Fee, Related Party Transactions and Other (continued)

The Fund’s distributor is Breakwater Group Distribution Services, LLC (formerly known as Breakwater Group, LLC) (“Breakwater”). Alkeon is a non-managing member of Breakwater. Breakwater (previously defined as the “Distributor”), a distributor under the federal securities laws, serves as distributor of the Fund’s Shares on a best efforts basis. Pursuant to the terms of the distributor’s distribution agreement with the Fund, the Distributor may retain unaffiliated brokers or dealers (i.e. “Selling Agents”) to assist in the distribution of Shares. For the six months ended March 31, 2016, the Distributor did not receive compensation from the Fund.

Each Independent Trustee receives an annual retainer of $10,000 plus reimbursement of reasonable out of pocket expenses. Trustees who are “interested persons” do not receive any annual or other fee from the Fund. Trustees who are “interested persons” are reimbursed by the Fund for all reasonable out-of- pocket expenses incurred in performing their duties. The Officers of the Fund serve without compensation.

The Adviser and certain of its affiliates have voluntarily agreed to reimburse Fund expenses for the fiscal six months ended March 31, 2016. Expenses of the Fund totaling $219,568 were paid by the Adviser or its affiliates for the six months ended March 31, 2016. The Fund is under no obligation to reimburse any party for such expenses and this arrangement may be revised or discontinued at any time.

6. Indemnifications and Financial Guarantees

The Fund has entered into several contracts that contain routine indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund believes the likelihood of a claim being made is remote.

7. Securities Transactions

Aggregate purchases and sales of investment securities for the six months ended March 31, 2016, amounted to $1,193,180 and $2,749,908, respectively. Aggregate proceeds received and paid for securities sold, not yet purchased, for the six months ended March 31, 2016 amounted to $1,103,043 and $1,190,203, respectively.

Aggregate sales of total return swap contracts held long for the six months ended March 31, 2016, amounted to $94,224. Aggregate proceeds received and paid for total return swap contracts held short for the six months ended March 31, 2016, amounted to $214,273 and $51,421, respectively. See the line item “Proceeds from swap contracts” in the section of the Financial Statements titled “Statement of Cash Flow” for net proceeds from swap contracts to the Fund for the six months ended March 31, 2016.

Aggregate purchases of purchased options for the six months ended March 31, 2016 amounted to $3,357.

8. Borrowings

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for liquidity purposes. Borrowings by the Fund (which do not include securities sold, not yet purchased and derivative transactions), subject to limitations of the 1940 Act, will not exceed 33 1/3 percent of the Fund’s total assets. Purchasing equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets. Borrowings to purchase equity securities typically will be secured by the pledge of those securities. Borrowing for

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NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

8. Borrowings (continued)

investment purposes (a practice known as “leverage”) is a speculative investment practice and involves certain risks.

Although leverage can increase investment returns if the Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment returns if the Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the impact of changes in the value of investments held by the Fund on the Fund’s net asset value and thus can increase the volatility of the Fund’s net asset value per Share. The Adviser expects that the Fund’s investment program will make frequent use of leverage.

In addition to the permissible borrowings described above as part of the Fund’s principal investment strategies, the Fund, as a non-principal strategy, may borrow money for liquidity purposes (e.g., to meet redemptions), subject to the same one-third limitation on all borrowings.

The Fund has in place a credit agreement with The Bank of New York Mellon which allows the Fund to borrow up to $1,500,000 at any one time. The interest rate charged on any loan amount will be equal to the Federal Funds Rate plus 1.25%. The agreement has a scheduled termination date of January 12, 2017. At March 31, 2016, the Fund had an outstanding loan balance of $850,000.

For the six months ended March 31, 2016, the average daily amount of such borrowings was $894,511 and the daily weighted average annualized interest rate was 1.69%. At March 31, 2016, the total amount of such borrowings was $917,567.

At March 31, 2016, the Fund owned no assets that served as collateral to its borrowings.

9. Transactions in Shares

Transactions in Shares were as follows:

For the Six Months Ended March 31, 2016 Shares
Shares at the beginning of the period	326,965
Shares sold	110,543
Shares reinvested	111
Shares repurchased	(63,116)

Net increase (decrease)	47,538

Shares at the end of the period	374,503

As of March 31, 2016, the Investment Adviser and its affiliates own 374,503 shares of the Fund.

10. Principal and Non-Principal Fund Investment Practices and Their Risks

Although the Fund’s principal investment strategy is to invest primarily in equity securities of U.S. and foreign companies, the Fund may invest its asset in other types of securities and in other asset classes when, in the judgment of the Adviser (subject to any policies established by the Board), such investments present opportunities for the Fund to achieve its investment objective, taking into account the availability of equity investment opportunities, market conditions, the relative risk/reward analysis of other investments compared to equity securities and such other considerations as the Adviser deems appropriate.

Authoritative guidance on disclosures about derivative instruments and hedging activities requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The realized gain/(loss) on swap contracts is reflected on the Statement of Operations within these financial statements. The net change in

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NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

10. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

unrealized appreciation/(depreciation) on swap contracts is reflected on the Statement of Operations and Schedule of Swap Contracts within these financial statements. Option contracts serve as components of the Fund’s investment strategies and are utilized to structure investments to enhance the performance of the Fund.

a. Registered Investment Companies and Exchange-Traded Funds

The Fund may also invest in shares of other registered investment companies and exchange-traded funds. These investment companies invest in securities that are consistent with the Fund’s investment objective and strategies. By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. These investments also involve risks generally associated with investments in securities: the risk that the general level of prices, or that the prices of securities within a particular sector, may increase or decline, thereby affecting the value of the shares of the investment companies.

At March 31, 2016, the Fund held no positions of the above-mentioned investments.

b. Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of seeking capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional,” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved. Total return swaps are where one party exchanges a cash flow indexed (on a long or short basis) to a non-money market asset (e.g., an equity security).

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets and Liabilities.

c. Short Sales and Leverage

The Fund may make short sales, which involves selling a security or other assets the Fund does not own in anticipation that its price will decline. Short positions introduce more risk to the Fund than long positions (where the Fund owns the security) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum price of the shorted security when purchased in the open market. Therefore, in theory, securities sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions. Leverage occurs when the Fund increases its assets available for investment using borrowings (either through direct borrowings or through engaging in securities lending), short sales or derivatives. The Fund may engage in direct borrowings from banks or borrowings through engaging in securities lending, and may enter into derivatives transactions, all of which subject the Fund to Leverage Risk. The use of leverage (through direct borrowings or derivatives or through engaging in securities lending) may make

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NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

10. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c. Short Sales and Leverage (continued)

any change in the Fund’s net asset value even greater and thus result in increased volatility of returns. The use of leverage is considered a speculative investment practice and the Fund could thus be subject to significantly greater risks than funds that do not engage in leverage. The Fund’s assets that are used as collateral to secure short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also often creates an interest or other transactional expense that would lower the Fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

In addition, when effecting short sales of securities, the Fund will receive a dollar amount (the “net short proceeds”) equal to the value of the securities sold short and will deposit and retain such net short proceeds with the brokerage firm through which it effected the short sale transactions (a “Prime Broker”). Further, short sales can subject the Fund to increased costs associated with any premium or interest the Fund may be required to pay in connection with a short sale. Because the Fund may effect short sales as part of its principal investment strategies, the short proceeds deposited with a Prime Broker could represent a material portion of the Fund’s total assets. This may expose the Fund to significant risks or difficulty in obtaining access to its assets in the event of the default or bankruptcy of its Prime Broker. The Adviser will monitor regularly the creditworthiness of a Prime Broker.

During periods of volatility, regulators may impose certain restrictions or disclosure requirements on short sales. The levels of restriction and disclosure may vary across different jurisdictions. Such restrictions and disclosure requirements may make it difficult for the Adviser to express its negative views in relation to certain securities, companies or sectors, which may have an adverse effect on the Fund’s ability to implement its investment strategy.

d. Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

10. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

d. Call and Put Options on Individual Securities (continued)

asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of correlation risk, counterparty credit risk and leverage risk.

At March 31, 2016, the fair value of above-mentioned investments was $1,702.

e. Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

The Fund may enter into forward foreign currency exchange contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At March 31, 2016, the fair value of above-mentioned investments was $(7,189).

f. Bonds and Other Fixed-Income Securities

The Fund may invest without limit in high quality fixed-income securities for temporary defensive purposes and to maintain liquidity. For these purposes, “fixed-income securities” are bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. Government Securities”) or by a foreign government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

10. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

f. Bonds and Other Fixed-Income Securities (continued)

(i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit worthiness of the issuer and general market liquidity (i.e., market risk).

The Fund may also invest in both investment grade and non-investment grade debt securities. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (“NRSRO”) in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by the Adviser to be of comparable quality.

Non-investment grade debt securities (typically called “junk bonds”) are securities that have received a rating from an NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non- investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities. The Fund does not expect to invest more than 15% of its net assets in non-convertible debt securities. The Fund’s investments in non-investment grade debt securities, if any, are not expected to exceed 5% of its net assets.

At March 31, 2016, the Fund held no positions of the above-mentioned investments.

g. Temporary Investments; U.S. Government Securities Risk

During periods of adverse market conditions in the equity securities markets, the Fund may deviate from its investment objective and invest all or a portion of its assets in high quality debt securities, money market instruments, or hold its assets in cash. Securities will be deemed to be of high quality if they are rated in the top four categories by an NRSRO or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high quality, short-term debt obligations (which generally have remaining maturities of one year or less), and may include: U.S. Government Securities; commercial paper; certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation (“FDIC”); and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act.

The Fund may also invest in money market instruments or purchase shares of money market mutual funds pending investment of its assets in equity securities or non-money market debt securities, or to maintain such liquidity as may be necessary to effect repurchases of shares from shareholders or for other purposes.

It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it were not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s Share price or yield could fall. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government Securities owned by the Fund does not imply that the Fund’s Shares are guaranteed by the FDIC or any other government agency, or that the price of the Fund’s Shares will not continue to fluctuate.

There was no activity of the above-mentioned investments in the Fund during the six month ended March 31, 2016.

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

11. Balance Sheet Offsetting

In the normal course of business the Fund has entered into derivative transactions subject to an enforceable master netting agreement. The netting agreement allows the Fund and the counterparty to make net payments in respect of all transactions in the same currency, settling on the same date. The Fund posts cash as collateral with the Custodian for the counterparty and is held by the Custodian in a segregated account and its use is restricted.

In the event of default (i.e., the Fund a) fails to post said collateral, b) fails to comply with any restrictions or provisions, or c) fails to comply with or perform any agreement or obligation), then the counterparty has the right to set-off any amounts payable by the Fund with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose such posted collateral to satisfy any outstanding obligations.

The table below presents the swap contracts that are set-off, if any, as well as collateral delivered, related to those swap contracts as of March 31, 2016.

Offsetting of Financial Assets and Derivative Assets

	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received
Total return swaps	$59,255	$(59,255)	$—	$—	$—	$—
Purchase options	$1,702	$—	$—	$—	$—	$—

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged
Total return swaps	$84,936	$(59,255)	$25,681	$—	$480,000	$—
Forward currency contracts	$7,189	$—	$—	$—	$—	$—

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments	Notional	Fair Value on the Statement of Assets and Liabilities*
Total return swaps – Long	$354,790	$(42,361)
Total return swaps – Short	(326,405)	16,680
Forward currency contracts	143,374	(7,189)
Purchased options	3,357	1,702

Total	$175,116	$(31,168)

*	As presented on the schedule of swap contracts

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

11. Balance Sheet Offsetting (continued)

Effect of derivative instruments trading activities for the six months ended March 31, 2016:

Derivatives not accounted for as hedging instruments	Realized gain/(loss) recognized on the Statement of Operations	Net unrealized gain/(loss) recognized on the Statement of Operations
Total return swaps – Long	$(26,947)	$(3,414)
Total return swaps – Short	(2,235)	6,144
Forward currency contracts	—	(7,189)
Purchased options	—	(1,654)

Total	$(29,182)	$(6,113)

12. Federal Income Tax Information

At September 30, 2015, the aggregate cost for Federal income tax purposes of portfolio investments was $4,523,654. For Federal income tax purposes, at September 30, 2015, accumulated net unrealized gain on portfolio investments was $442,748, consisting of $714,203 gross unrealized gain and $271,455 gross unrealized loss. The difference between book basis and tax basis unrealized gain on portfolio investments is attributable to cumulative loss deferrals on wash sales. The aggregate proceeds for Federal income tax purposes equals book.

During the year ended September 30, 2015, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses; (3) net deferral of qualified late-year losses; (4) reversal of prior year unrealized gain/(loss) of swap contracts and (5) net operating losses. Listed below is a reconciliation of net increase in net assets resulting from operations to taxable gain for the fiscal year ended September 30, 2015.

Net increase in net assets resulting from operations	$(179,027)
Net change in unrealized gain/(loss) from investment activities and foreign currency transactions	85,781
Book/tax difference due to deferred wash sales losses	(892)
Current year deferral of qualified late-year losses	67,119
Other book-tax differences	4,426
Current year net operating losses	49,563

Taxable Gain(1)	$26,970

(1)

The Fund’s taxable gain is an estimate and will not be finally determined until the Fund files its tax return for the year ended September 30, 2015. Therefore, the final taxable income may be different than the estimate.

As of September 30, 2015, the components of net assets on a tax basis were as follows:

Accumulated undistributed net investment loss	$(71,409)
Accumulated net realized gains on investments	(27,369)
Accumulated unrealized gain from investment activities and foreign currency transactions	425,160
Paid-in capital	3,255,402

Total Net Assets	$3,581,784

ASC 740 Accounting for Uncertainty in Income Taxes (“ASC 740”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the Fund’s Financial Statements. ASC 740 requires the evaluation of tax positions taken or expected to be taken in the

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

12. Federal Income Tax Information (continued)

course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management’s determinations regarding ASC 740 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an ongoing analysis of tax laws, regulations and interpretations thereof. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely- than-not” to be sustained assuming examination by tax authorities. In accordance with authoritative guidance, management has analyzed the Fund’s tax positions for the open tax years from 2013 through 2015, and has concluded that no provision for income tax is required in the Fund’s financial statements. During the period, the Fund did not record any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules including the unlimited carryover of future capital losses. In general, the provisions of the Act became effective since commencement of operations, February 1, 2013.

During the year ended September 30, 2015, the tax character of the dividends paid by the Fund was $14,733 ordinary income and $85,687 long-term capital gain.

13. Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance since the commencement of Fund operations on February 1, 2013. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). Total return does not reflect payment of sales charges, if any, and is not annualized.

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

13. Financial Highlights (continued)

	For the Six Months Ended March 31, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Period February 1, 2013 (commencement of operations) through September 30, 2013
Class I Shares*:
Net asset value per Share, beginning of period	$10.95	$11.81	$11.60	$10.00
Income from investment operations (a):
Net investment loss	(0.13)	(0.29)	(0.20)	(0.09)
Net realized and unrealized gain/(loss) from investment activities and total return swaps	0.05	(0.25)	0.66	1.69

Total income/(loss) from investment operations	0.08	(0.54)	0.46	1.60

Distribution to shareholders:
Realized capital gains	—	(0.32)	(0.25)	—

Total distribution to shareholders	—	(0.32)	(0.25)	—

Net asset value per Share, end of period	$10.87	$10.95	$11.81	$11.60

Total return (b) (c) (d)	(0.70%)	(4.91%)	3.88%	16.00%
Ratios/supplemental data:
Net assets (dollars in thousands), end of period	4,069	3,582	3,749	3,597
Average net assets (dollars in thousands), end of period	3,910	4,076	3,746	3,277
Ratio of gross expenses to average net assets (d) (e)	14.89%	12.38%	10.17%	11.63%
Ratio of net expenses to average net assets (d) (e)	3.66%	3.21%	2.98%	2.28%
Ratio of net investment income/(loss) to average net assets (d) (e)	(2.30%)	(2.32%)	(1.68%)	(1.23%)
Portfolio turnover on investments in securities (c)	27.11%	36.45%	64.48%	54.95%
Average debt ratio (e) (f)	22.85%	16.43%	15.09%	15.68%

Because the Fund was organized in 2013, only three years of financial highlights are shown versus the five years that are required.

(a)	Per share amounts presented are based on monthly shares outstanding throughout the period indicated.

(b)

Total return is calculated assuming an investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(c)	Non-annualized for periods less than one year.

(d)	The computation of such ratios for an individual shareholder may vary from these ratios due to timing of capital activity.

(e)	Annualized for periods of less than one year.

(f)	Average debt ratio is based on short-term cash borrowings and borrowings under the line of credit with the Bank of New York Mellon only.

*	Class I Shares are currently the only shares issued.

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (concluded)

14. Subsequent Events

Subsequent to March 31, 2016, and through May 26, 2016, there has been no capital activity in the Fund.

The Fund has evaluated the possibility of subsequent events existing in the Fund’s financial statements, and has determined that there are no material events that would require disclosure in the Fund’s financial statements.

BLUEPOINT TRUST
Supplemental Information
(Unaudited)

Disclosure of Portfolio Holdings: The Fund files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending January 31 and July 31. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities: A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling your financial advisor, or calling collect (212) 716-6840, or on the SEC’s website at http://www.sec.gov.

Supplemental Tax Information: If during the year you would like information on estimated capital gains, please contact the Fund at (212) 716-6840.

Expense Example:

As a shareholder of the Fund, you incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including management fees, service and distribution fees, including 12b-1 fees (except there are no 12b-1 fees for Class I shares) and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on October 1, 2015 and held through March 31, 2016) is intended to assist you both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The top half of the expense example provides information about actual account values and actual expenses. In order to estimate the expenses you paid during the period covered by this report, you can divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6) and then multiply the result by the number corresponding to your Fund and share class under the heading entitled “Expenses Paid During the Period.”

The bottom half of the expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. In order to assist you in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or redemption fees, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help you determine the relative total expenses of owning different funds. If these transactional expenses were included, your expenses would have been higher.

Actual[1]
	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During the Period[2]	Annualized Expense Ratio
Class A	$—	$—	$—	—%
Class C	$—	$—	$—	—%
Class I	$1,000.00	$993.03	$18.24	3.66%
Class W	$—	$—	$—	—%

BLUEPOINT TRUST
Supplemental Information
(Unaudited) (concluded)

	Hypothetical[3]
	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During the Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,013.76	$11.28	2.24%
Class C	$1,000.00	$1,010.02	$15.03	2.99%
Class I	$1,000.00	$1,015.01	$18.44	3.66%
Class W	$1,000.00	$1,013.76	$11.28	2.24%

[1]	Please note that Class I Shares are currently the only Shares with any assets and the example assumes the reinvestment of Fund distributions (if any).

[2]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the period from October 1, 2015 to March 31, 2016).

[3]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal year divided by 366.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bluepoint Investment Series Trust

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer (principal executive officer)

Date	6/1/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer (principal executive officer)

Date	6/1/16

By (Signature and Title)*	/s/ George Mykoniatis
George Mykoniatis, Treasurer and Principal Financial Officer (principal financial officer)

Date	6/1/16

* Print the name and title of each signing officer under his or her signature.